MFS(R) INVESTMENT MANAGEMENT
              500 BOYLSTON STREET, BOSTON, MASSACHUSETTS 02116-3741
                                 (617) 954-5000



                                        May 1, 2008



VIA EDGAR
United States Securities & Exchange Commission
100 F Street, N.E.
Washington, DC  20549

     Re: MFS(R) Variable Insurance Trust II (formerly, MFS/Sun Life Series Trust (the "Trust") (File Nos. 2-83616 and 811-3732) on behalf of:

                MFS(R) Blended Research Core Equity Portfolio
                MFS(R) Blended Research Growth Portfolio
                MFS(R) Blended Research Value Portfolio
                MFS(R) Bond Portfolio
                MFS(R) Capital Appreciation Portfolio
                MFS(R) Core Equity Portfolio
                MFS(R) Emerging Markets Equity Portfolio
                MFS(R) Global Governments Portfolio
                MFS(R) Global Growth Portfolio
                MFS(R) Global Total Return Portfolio
                MFS(R) Government Securities Portfolio
                MFS(R) Growth Portfolio
                MFS(R) High Yield Portfolio
                MFS(R) International Growth Portfolio
                MFS(R) International Value Portfolio
                MFS(R) Massachusetts Investors Growth Stock Portfolio MFS(R) Mid Cap Growth Portfolio
                MFS(R) Mid Cap Value Portfolio
                MFS(R) Money Market Portfolio
                MFS(R) New Discovery Portfolio
                MFS(R) Research International Portfolio
                MFS(R) Research Portfolio
                MFS(R) Strategic Income Portfolio
                MFS(R) Strategic Value Portfolio
                MFS(R) Technology Portfolio
                MFS(R) Total Return Portfolio
                MFS(R) Utilities Portfolio
                MFS(R) Value Portfolio

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statement of Additional Information for the Trust do not differ from those contained in Post-Effective Amendment No 42 (the "Amendment") to the Trust's Registration Statement on Form N-1A. The Amendment was filed electronically on April 28, 2008.

     Please call the undersigned at (617) 954-4340 or Lisa Foley at (617) 954-6634 with any questions you may have.

                                        Very truly yours,



                                        SUSAN A. PEREIRA
                                        Susan A. Pereira
                                        Vice President & Senior Counsel

SAP/bjn